CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (2,801,086)	$ (902,892)	$ (1,551,508)	$ (3,682,585)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	342	600	1,724	5,455
Non-cash interest expense charge on beneficial conversion feature on notes	1,663,873	0
Non-cash interest expense on accounting of the debt discount on the 2014 notes	244,111
Non-cash interest expense			226,017	533,269
Stock-based compensation	484,540	22,741	26,815	184,030
Fair value adjustment on Common Stock Warrants	(223,171)	0	(1,095,282)
Write-off of stockholders notes receivable	0	200,758	200,758	0
Extinguishment of research liability			(240,000)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(154,092)	4,712	(4,092)	18,756
Refundable tax credit receivable	(744)	(2,027)	7,294	3,364
Other assets	463	(25,446)	(1,455)	(1,813)
Restricted cash			30,000	152,525
Accounts payable	(279,714)	(5,587)	552,256	(96,058)
Accrued expenses	(703,472)	276,043	896,856	(74,558)
Net cash used in operating activities	(1,768,950)	(431,098)	(950,617)	(2,957,615)
Investing activities:
Restricted cash	(20,000)
Net cash used in investing activities	(20,000)
Financing activities
Proceeds from convertible notes payable		446,151	1,755,767	1,459,691
Exercise of common stock options	14,948	0	6,500	0
Exercise of warrants			0	1,121
Receipt of stock subscription receivable related to the exercise of common stock options			0	197
Proceeds from initial public offering	4,099,500	0
Offering costs	(224,864)	0	(1,148,994)	0
Payments grants payable	(32,628)	0
Net cash provided by financing activities	3,856,956	446,151	613,273	1,461,009
Effect of exchange rate changes on cash	50,177	7,153	3,173	24,593
Net increase in cash	2,118,183	22,206	(334,171)	(1,472,013)
Cash, beginning of period	167,001	501,172	501,172	1,973,185
Cash, end of period	2,285,184	523,738	167,001	501,172
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Supplemental disclosure of noncash investing and financing activities
Conversion of non-controlling interests to common stock	6,818,732	0
Conversion of preferred stock into common stock	36,408,666	0
Exercise of common warrants	97	0
Conversion of promissory notes and accrued interest into common stock	3,532,694	0
Deemed dividend on conversion of preferred stock	8,222,008
Application of deferred offering costs on IPO	1,148,994
Warrant liability reclassed to stockholders’ equity	79,930
Warrants issued to related parties in conjunction with issuance of amended convertible notes			1,398,384	0
Settlement of a liability with shares			105,000	0
Accrued interest added to notes			$ 127,782	$ 0